INTANGIBLE ASSETS AND GOODWILL - Schedule of carrying Amount of goodwill (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Jan. 01, 2024
Goodwill [Line Items]
Goodwill	$ 292,328	$ 292,328	$ 292,328	$ 286,750
Goodwill, Acquired During Period	5,578
Tactical System [Member]
Goodwill [Line Items]
Goodwill	292,328			286,750
Goodwill, Acquired During Period	5,578
Global System [Member]
Goodwill [Line Items]
Goodwill	0			$ 0
Goodwill, Acquired During Period	$ 0